Note 17 - Investments in Unconsolidated Joint Ventures - Summary of Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets	$ 75,334	$ 45,086
Current liabilities	107,088	25,414
Long-term liabilities	114,336	133,400
Net operating revenues	56,367	60,222	$ 66,088
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	8,616	(22,818)	(14,773)
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	747	713	$ 778
California 19 Inc. [Member]
Net profit attributable to the Company	880	652
Amortization of Basis Differences	(408)	(272)
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	472	380
California 20 Inc. [Member]
Net profit attributable to the Company	684	670
Amortization of Basis Differences	(409)	(273)
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	275	397
California 19 Inc. [Member]
Current assets	982	2,782
Non-current assets	36,532	37,952
Current liabilities	657	632
Long-term liabilities	18,350	18,637
Net operating revenues	6,272	4,955
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	1,760	1,120
California 20 Inc. [Member]
Current assets	1,059	2,824
Non-current assets	36,560	37,980
Current liabilities	641	626
Long-term liabilities	18,346	18,632
Net operating revenues	6,068	4,766
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	$ 1,368	$ 1,142